Income Taxes (Income Tax Reconciliation) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Reconciliation [Abstract]
Expected tax using statutory tax rate of 34%	$ 2,489,400	$ 1,834,100	$ 1,999,600
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans	(577,200)	(574,200)	(630,600)
Tax-exempt income on life insurance contracts	(145,200)	(134,900)	(140,100)
Deductible dividends paid to United Bancshares, Inc. ESOP	(39,300)	(39,600)	(23,700)
Uncertain tax position reserves	(24,700)	(29,800)	7,600
Merger and acquisition costs		52,800
Accounting method change relating to bad debt reserve recapture	(331,500)
Other, net	33,500	(25,400)	27,200
Total provision for income taxes	$ 1,405,000	$ 1,083,000	$ 1,240,000
Statutory tax rate	34.00%	34.00%	34.00%